Note 9 - Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
	Year ended December 31,
[US$ thousands, except per ADS and share amounts]	2020	2021	2022
Profit (loss) from continuing operations	37,432	(43,149)	15,035
Profit (loss) from discontinued operations	141,742	(816)	-
Net income (loss) attributable to the owners of the parent for basic and diluted earnings	179,174	(43,964)	15,035
Basic and diluted weighted-average number of ordinary shares in the period: (1)
Issued ordinary shares at beginning of period	237,826,326	228,285,684	230,291,732
Effect of shares issued	1,889,770	2,165,283	1,580,952
Effect of shares bought to treasury (Note 3)	(5,146,244)	(164,324)	(12,914,508)
Basic weighted-average number of ordinary shares in the period	234,569,852	230,286,642	218,958,176
Effect of employee equity grants (2)	2,816,613	-	1,706,927
Diluted weighted-average number of ordinary shares in the period	237,386,466	230,286,642	220,665,102

ADS equivalent of basic weighted-average number of ordinary shares in the period	117,284,926	115,143,321	109,479,088
ADS equivalent of diluted weighted-average number of ordinary shares in the period	118,693,233	115,143,321	110,332,551

Earnings per ADS and per share for profit (loss) from continuing operations:
Basic earnings per ADS, US$	0.32	(0.37)	0.14
Diluted earnings per ADS, US$	0.32	(0.37)	0.14
Basic earnings per share, US$	0.16	(0.19)	0.07
Diluted earnings per share, US$	0.16	(0.19)	0.07
Earnings per ADS and per share for net income (loss):
Basic earnings per ADS, US$	1.53	(0.38)	0.14
Diluted earnings per ADS, US$	1.51	(0.38)	0.14
Basic earnings per share, US$	0.76	(0.19)	0.07
Diluted earnings per share, US$	0.75	(0.19)	0.07